UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549



Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2009

Check here if Amendment [ ]; Amendment Number: ______
This Amendment:
[ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Saxon Woods Advisors, LLC
Address: 2500 Westchester Avenue, Purchase, NY 10577
Form 13F File Number: 28-06661

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: John Megyesi Title: Chief Compliance Officer
Phone: (914) 251-0880

Signature, Place, and Date of Signing:
John Megyesi, Purchase, NY 2/12/2010

Report Type

[ ]	13F HOLDINGS REPORT
[X]	13F NOTICE
[ ]	13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:
List of Other Included Managers:

No.	Form 13F File Number Name
NONE